Short-Term Investments - Schedule of Short-Term Investment (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Investments Debt And Equity Securities [Abstract]
Held-to-maturity investments	[1]	¥ 330,624		¥ 10,004
Variable-rate financial instruments	[2]	187,191		207,636
Total		¥ 517,815	$ 79,359	¥ 217,640

[1]	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs due to their short term nature.
[2]	Variable-rate instruments represent financial products with variable interest rates and unsecured principal but no restriction on withdrawal. The Group elects the fair value option to record them at fair value in accordance with ASC 825 Financial Instruments